Contingent Liabilities and Contractual Obligations - Contractual Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Contractual obligations
Contractual commitments	$ 712
Less than one year
Contractual obligations
Contractual commitments	712
Purchase obligations
Contractual obligations
Contractual commitments	712
Purchase obligations | Less than one year
Contractual obligations
Contractual commitments	712
Purchase obligations | CRO’s
Contractual obligations
Contractual commitments	600
Purchase obligations | University future partners
Contractual obligations
Contractual commitments	$ 100